Federated Hermes MDT Large Cap Value Fund
Portfolio of Investments
January 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—97.7%
		Communication Services—6.2%
8,354	[1]	Alphabet, Inc., Class A	$22,606,509
526,494		AT&T, Inc.	13,425,597
7,170	[1]	Charter Communications, Inc.	4,254,248
24,624	[1]	Live Nation Entertainment, Inc.	2,696,574
552,659		News Corp., Inc., Class A	12,291,136
75,112		Verizon Communications, Inc.	3,998,212
565,851		ViacomCBS Inc., Class B	18,927,716
		TOTAL	78,199,992
		Consumer Discretionary—5.9%
61,085		Advance Auto Parts, Inc.	14,141,788
23,082	[1]	Burlington Stores, Inc.	5,468,818
122,977	[1]	Capri Holdings Ltd.	7,387,229
19,231		Domino's Pizza, Inc.	8,743,374
474,327		Ford Motor Co.	9,628,838
27,033		McDonald's Corp.	7,013,712
47,166		Target Corp.	10,396,801
92,444		Yum! Brands, Inc.	11,571,216
		TOTAL	74,351,776
		Consumer Staples—7.0%
59,056		Costco Wholesale Corp.	29,830,957
39,839		Hershey Foods Corp.	7,851,072
166,202		Kroger Co.	7,244,745
241,838		Molson Coors Beverage Company, Class B	11,525,999
94,842		PepsiCo, Inc.	16,456,984
7,678		Procter & Gamble Co.	1,231,935
97,262		WalMart Inc.	13,598,200
		TOTAL	87,739,892
		Energy—5.8%
22,713		Chevron Corp.	2,982,898
179,995	[2]	Continental Resources, Inc.	9,348,940
20,509		EOG Resources, Inc.	2,286,343
146,927		Halliburton Co.	4,516,536
926,503		Marathon Oil Corp.	18,039,014
370,335		Marathon Petroleum Corp.	26,571,536
236,592		Schlumberger Ltd.	9,243,650
		TOTAL	72,988,917
		Financials—21.9%
145,712		Allstate Corp.	17,583,067
481,898		Ally Financial, Inc.	22,996,173
32,718		American Express Co.	5,883,351
144,289	[1]	Arch Capital Group Ltd.	6,683,466
153,858		Bank of America Corp.	7,099,008
250,193		Bank of New York Mellon Corp.	14,826,437
3,765	[1]	Berkshire Hathaway, Inc., Class B	1,178,520
56,700		Evercore, Inc., Class A	7,077,294
57,529		Interactive Brokers Group, Inc., Class A	3,922,903
10,827		JPMorgan Chase & Co.	1,608,892

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
7,312		M & T Bank Corp.	$1,238,507
47,060		MSCI, Inc., Class A	25,229,807
213,299		Northern Trust Corp.	24,879,195
161,831		Popular, Inc.	14,430,470
255,431		Prudential Financial, Inc.	28,498,437
28,523		Signature Bank	8,688,961
234,303		State Street Corp.	22,141,634
153,184		The Travelers Cos., Inc.	25,456,117
207,601		Tradeweb Markets, Inc.	17,598,337
322,757		Wells Fargo & Co.	17,364,327
		TOTAL	274,384,903
		Health Care—18.3%
96,191		AbbVie, Inc.	13,167,586
53,433		Amgen, Inc.	12,136,772
16,898		Anthem, Inc.	7,451,849
31,214	[1]	Biogen, Inc.	7,054,364
176,773		Bristol-Myers Squibb Co.	11,470,800
124,084		Cardinal Health, Inc.	6,399,012
73,544		CVS Health Corp.	7,833,171
93,629	[1]	IQVIA Holdings, Inc.	22,929,742
217,936		Johnson & Johnson	37,548,193
100,050		McKesson Corp.	25,684,836
186,258		Merck & Co., Inc.	15,176,302
479,705		Pfizer, Inc.	25,275,657
41,866	[1]	Vertex Pharmaceuticals, Inc.	10,175,531
13,094	[1]	Waters Corp.	4,191,651
114,924		Zoetis, Inc.	22,960,666
		TOTAL	229,456,132
		Industrials—10.2%
140,127		AGCO Corp.	16,422,884
33,166		Emerson Electric Co.	3,049,614
143,619		Fortune Brands Home & Security, Inc.	13,524,601
87,419		General Electric Co.	8,259,347
19,794		Lennox International, Inc.	5,613,974
75,708		Manpower, Inc.	7,939,498
294,965		Masco Corp.	18,680,134
279,099		Nielsen Holdings PLC	5,263,807
304,201		Otis Worldwide Corp.	25,987,892
151,289	[1]	SPX Corp.	7,894,260
65,601		TransUnion	6,764,775
129,641	[1]	XPO Logistics, Inc.	8,578,345
		TOTAL	127,979,131
		Information Technology—8.4%
37,313		Accenture PLC	13,193,131
163,372	[1]	Arista Networks, Inc.	20,308,773
281,298	[1]	Dell Technologies, Inc.	15,980,540
286,517	[1]	DXC Technology Co.	8,618,431
1,008,116		Hewlett Packard Enterprise Co.	16,462,534
236,593		HP, Inc.	8,690,061
43,422		Intel Corp.	2,119,862
70,439		Oracle Corp.	5,716,829

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
60,522		Paychex, Inc.	$7,127,071
10,203	[1]	Snowflake Inc.	2,815,008
219,810		Vishay Intertechnology, Inc.	4,552,265
		TOTAL	105,584,505
		Materials—4.4%
321,288	[1]	Berry Global Group, Inc.	21,661,237
47,660		Celanese Corp.	7,421,138
52,825		CF Industries Holdings, Inc.	3,638,058
369,704		Dow, Inc.	22,082,420
		TOTAL	54,802,853
		Real Estate—5.7%
148,003		Extra Space Storage, Inc.	29,332,715
119,063		Gaming and Leisure Properties, Inc.	5,379,266
74,106		SBA Communications, Corp.	24,117,057
183,003	[2]	SL Green Realty Corp.	13,271,377
		TOTAL	72,100,415
		Utilities—3.9%
334,431		Exelon Corp.	19,380,276
28,730		NextEra Energy, Inc.	2,244,388
99,211		Pinnacle West Capital Corp.	6,906,078
242,938		Public Service Enterprises Group, Inc.	16,162,665
34,657		Sempra Energy	4,788,211
		TOTAL	49,481,618
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,004,967,119)	1,227,070,134
		INVESTMENT COMPANIES—2.3%
6,077,934		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[3]	6,077,934
23,356,945		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[3]	23,354,609
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $29,433,490)	29,432,543
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,028,322,675)	1,256,502,677
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[4]	(615,396)
		TOTAL NET ASSETS—100%	$1,255,887,281
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2021	$—	$22,933,980	$22,933,980
Purchases at Cost	$16,528,548	$67,437,432	$83,965,980
Proceeds from Sales	$(10,450,614)	$(67,012,393)	$(77,463,007)
Change in Unrealized Appreciation/Depreciation	N/A	$(2,927)	$(2,927)
Net Realized Gain/(Loss)	N/A	$(1,483)	$(1,483)
Value	$6,077,934	$23,354,609	$29,432,543
Balance of Shares Held 1/31/2022	6,077,934	23,356,945	29,434,879
Dividend Income	$34	$2,453	$2,487
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
Non-income-producing security.

2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
Market Value of Securities on Loan	Collateral Received
$5,936,895	$6,077,934
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.